United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2012

Date of Reporting Period: Six months ended 09/30/11

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2011

Share Class	Ticker
A	FUSGX
B	FUSBX
C	FUSCX

Federated Fund for U.S. Government Securities

Fund Established 1969

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2011 through September 30, 2011. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At September 30, 2011, the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	92.4%
Non-Agency Mortgage-Backed Securities	10.5%
U.S. Treasury Securities	0.9%
Repurchase Agreement — Collateral[2]	11.5%
Other Assets and Liabilities — Net[3]	(15.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Includes a repurchase agreement purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments

September 30, 2011 (unaudited)

Principal Amount			Value
		Mortgage-Backed Securities – 88.5%
		Federal Home Loan Mortgage Corporation – 50.5%
$6,000,000	[1]	3.500%, 10/1/2041	6,162,375
78,104,593	[1]	4.000%, 8/1/2025 - 10/1/2041	81,956,666
108,118,003		4.500%, 2/1/2024 - 9/1/2041	114,514,125
51,699,395		5.000%, 7/1/2020 - 10/1/2039	55,504,555
56,557,653		5.500%, 3/1/2021 - 10/1/2037	61,446,082
237,239		6.000%, 10/1/2017 - 2/1/2032	261,681
3,730,481		6.500%, 10/1/2037 - 10/1/2038	4,123,785
555,823		7.000%, 12/1/2031	630,284
1,041,923		7.500%, 9/1/2013 - 8/1/2031	1,190,453
112,640		8.000%, 12/1/2029	129,594
		TOTAL	325,919,600
		Federal National Mortgage Association – 34.5%
23,000,000		4.000%, 10/1/2041	24,113,987
36,094,512	[1]	4.500%, 12/1/2019 - 10/1/2041	38,335,902
57,550,658		5.000%, 1/1/2024 - 1/1/2040	62,036,281
28,400,887		5.500%, 12/1/2013 - 9/1/2037	30,939,910
47,960,412		6.000%, 10/1/2028 - 4/1/2038	53,008,947
11,426,566		6.500%, 6/1/2029 - 8/1/2037	12,605,928
1,212,711		7.000%, 8/1/2028 - 1/1/2032	1,372,057
156,761		7.500%, 1/1/2030 - 10/1/2031	180,123
2,562		11.750%, 10/1/2015	2,934
709		12.750%, 8/1/2014	762
378		13.000%, 8/1/2015	438
690		15.000%, 10/1/2012	711
		TOTAL	222,597,980
		Government National Mortgage Association – 3.5%
13,522,047		5.000%, 11/20/2038 - 9/20/2039	14,858,271
3,360,255		5.500%, 12/20/2038	3,724,730
2,550,213		6.000%, 9/20/2038	2,840,692
1,173,874		7.500%, 12/15/2023 - 7/15/2030	1,344,128
97,887		8.250%, 10/15/2030	114,071
71,739		8.375%, 8/15/2030	82,294
Semi-Annual Shareholder Report
2

Principal Amount			Value
$236		11.250%, 9/20/2015	268
		TOTAL	22,964,454
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $539,256,691)	571,482,034
		Collateralized Mortgage Obligations – 8.9%
		Federal Home Loan Mortgage Corporation – 2.1%
2,886,661	[2]	0.539%, 6/15/2036, REMIC 3175 FE	2,877,642
5,969,573	[2]	0.559%, 5/15/2036, REMIC 3160 FD	5,955,048
4,073,395	[2]	0.609%, 7/15/2036, REMIC 3179 FP	4,070,344
1,342,292	[2]	0.629%, 8/15/2036, REMIC 3206 FE	1,342,924
		TOTAL	14,245,958
		Federal National Mortgage Association – 1.8%
980,361	[2]	0.485%, 10/25/2031,REMIC 2005-63 FC	974,697
4,193,957	[2]	0.535%, 7/25/2036, REMIC 2006-58 FP	4,183,763
1,948,828	[2]	0.585%, 9/25/2036, REMIC 2006-81 FB	1,946,757
1,897,321	[2]	0.615%, 10/25/2036,REMIC 2006-93 FM	1,895,857
2,085,809	[2]	0.635%, 6/25/2036, REMIC 2006-43 FL	2,086,926
		TOTAL	11,088,000
		Non-Agency Mortgage – 5.0%
4,383,190		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,934,644
1,531,483		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,300,311
2,345,600		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	2,228,671
4,947,565	[2]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.430%, 5/19/2047	2,429,350
3,787,745		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,432,078
200	[3,5]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	140
420,115	[3,5]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	348,948
5,481,693	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	133,205
1,413,299		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	1,418,204
4,245,520		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	4,247,515
6,200,000		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	6,199,975
2,990,553	[3,5]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	401,033
4,713,194		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	4,142,488
Semi-Annual Shareholder Report
3

Principal Amount			Value
$2,847,520	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.312%, 1/25/2046	1,682,480
		TOTAL	31,899,042
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $62,720,928)	57,233,000
		Commercial Mortgage-Backed Securities – 5.5%
		Commercial Mortgage – 5.5%
5,178,828	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	5,329,203
5,891,618		GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	6,015,824
5,357,409	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,519,650
5,315,681	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	5,282,415
7,000,000		WFRBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	7,050,471
6,200,000		DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 6/10/2016	6,278,970
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $35,396,094)	35,476,533
		U.S. Treasury – 0.9%
		U.S. Treasury Note – 0.9%
6,000,000		United States Treasury Note, 2.125%, 8/15/2021 (IDENTIFIED COST $5,989,761)	6,117,656
		Repurchase Agreements – 11.5%
28,669,000	[2]	Interest in $3,810,000,000 joint repurchase agreement 0.09%, dated 9/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,028,575 on 10/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $3,924,329,433.	28,669,000
22,761,000	[2,6]	Interest in $255,503,000 joint repurchase agreement 0.10%, dated 9/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $255,523,582 on 10/18/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2041 and the market value of those underlying securities was $263,178,324.	22,761,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
$22,823,000	[2,6]	Interest in $292,493,000 joint repurchase agreement 0.14%, dated 9/13/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $292,527,124 on 10/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $300,378,727.	22,823,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	74,253,000
		TOTAL INVESTMENTS — 115.3% (IDENTIFIED COST $717,616,474)[7]	744,562,223
		OTHER ASSETS AND LIABILITIES - NET — (15.3)%[8]	(98,606,903)
		TOTAL NET ASSETS — 100%	$645,955,320
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $17,014,594, which represented 2.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2011, these liquid restricted securities amounted to $16,131,268, which represented 2.5% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $714,464,384.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2011.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

5

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$571,482,034	$ —	$571,482,034
Collateralized Mortgage Obligations	—	56,349,674	883,326	57,233,000
Commercial Mortgage-Backed Securities	—	35,476,533	—	35,476,533
U.S. Treasury	—	6,117,656	—	6,117,656
Repurchase Agreements	—	74,253,000	—	74,253,000
TOTAL SECURITIES	$ —	$743,678,897	$883,326	$744,562,223

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of April 1, 2011	$918,661
Realized gain (loss)	8,613
Change in unrealized appreciation (depreciation)	71,867
Purchases	52,995
(Sales)	(168,810)
Balance as of September 30, 2011	$883,326
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at September 30, 2011.	$71,867

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2011	Year Ended March 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.71	$7.77	$7.70	$7.75	$7.68	$7.57
Income From Investment Operations:
Net investment income	0.13[1]	0.27[1]	0.31[1]	0.34[1]	0.36[1]	0.37
Net realized and unrealized gain (loss) on investments and futures contracts	0.13	(0.02)	0.10	(0.03)	0.08	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.26	0.25	0.41	0.31	0.44	0.46
Less Distributions:
Distributions from net investment income	(0.14)	(0.31)	(0.34)	(0.36)	(0.37)	(0.35)
Net Asset Value, End of Period	$7.83	$7.71	$7.77	$7.70	$7.75	$7.68
Total Return[2]	3.45%	3.19%	5.42%	4.17%	5.96%	6.26%
Ratios to Average Net Assets:
Net expenses	0.93%[3]	0.94%	0.95%	0.95%	0.94%	0.93%
Net investment income	3.20%[3]	3.50%	3.95%	4.42%	4.76%	4.77%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.01%	0.01%	0.03%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$549,210	$559,964	$590,559	$599,122	$642,170	$652,110
Portfolio turnover	86%	138%	121%	142%	168%	189%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	16%	36%	26%	26%	39%	87%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2011	Year Ended March 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.71	$7.76	$7.70	$7.75	$7.68	$7.56
Income From Investment Operations:
Net investment income	0.10[1]	0.22[1]	0.25[1]	0.28[1]	0.31[1]	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	0.14	(0.02)	0.09	(0.03)	0.08	0.11
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.20	0.34	0.25	0.39	0.41
Less Distributions:
Distributions from net investment income	(0.11)	(0.25)	(0.28)	(0.30)	(0.32)	(0.29)
Net Asset Value, End of Period	$7.84	$7.71	$7.76	$7.70	$7.75	$7.68
Total Return[2]	3.18%	2.55%	4.49%	3.38%	5.17%	5.58%
Ratios to Average Net Assets:
Net expenses	1.68%[3]	1.69%	1.70%	1.70%	1.69%	1.69%
Net investment income	2.43%[3]	2.75%	3.20%	3.67%	4.01%	4.01%
Expense waiver/reimbursement[4]	0.00%,3,5	0.01%	0.01%	0.03%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,333	$43,444	$75,194	$99,200	$118,494	$147,943
Portfolio turnover	86%	138%	121%	142%	168%	189%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	16%	36%	26%	26%	39%	87%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2011	Year Ended March 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.70	$7.76	$7.70	$7.75	$7.67	$7.56
Income From Investment Operations:
Net investment income	0.10[1]	0.21[1]	0.25[1]	0.28[1]	0.31[1]	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	0.14	(0.02)	0.09	(0.03)	0.09	0.11
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.19	0.34	0.25	0.40	0.41
Less Distributions:
Distributions from net investment income	(0.11)	(0.25)	(0.28)	(0.30)	(0.32)	(0.30)
Net Asset Value, End of Period	$7.83	$7.70	$7.76	$7.70	$7.75	$7.67
Total Return[2]	3.19%	2.43%	4.51%	3.40%	5.31%	5.47%
Ratios to Average Net Assets:
Net expenses	1.68%[3]	1.69%	1.70%	1.70%	1.69%	1.68%
Net investment income	2.45%[3]	2.75%	3.19%	3.67%	4.02%	4.02%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.01%	0.01%	0.03%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,412	$71,492	$69,256	$58,191	$42,593	$42,926
Portfolio turnover	86%	138%	121%	142%	168%	189%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	16%	36%	26%	26%	39%	87%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities

September 30, 2011 (unaudited)

Assets:
Investment in repurchase agreements	$74,253,000
Investments in securities	670,309,223
Total investments in securities, at value (Note 5) (identified cost $717,616,474)		$744,562,223
Income receivable		2,282,912
Receivable for shares sold		605,925
TOTAL ASSETS		747,451,060
Liabilities:
Payable for investments purchased	99,403,078
Payable for shares redeemed	1,157,280
Bank overdraft	33,789
Income distribution payable	400,121
Payable for investment adviser fee (Note 5)	1,409
Payable for distribution services fee (Note 5)	60,131
Payable for shareholder services fee (Note 5)	251,368
Accrued expenses	188,564
TOTAL LIABILITIES		101,495,740
Net assets for 82,457,382 shares outstanding		$645,955,320
Net Assets Consist of:
Paid-in capital		$660,720,090
Net unrealized appreciation of investments		26,945,749
Accumulated net realized loss on investments and futures contracts		(40,247,160)
Distributions in excess of net investment income		(1,463,359)
TOTAL NET ASSETS		$645,955,320
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($549,210,153 ÷ 70,103,751 shares outstanding), no par value, unlimited shares authorized	$7.83
Offering price per share (100/95.50 of $7.83)	$8.20
Redemption proceeds per share	$7.83
Class B Shares:
Net asset value per share ($28,332,684 ÷ 3,615,998 shares outstanding), no par value, unlimited shares authorized	$7.84
Offering price per share	$7.84
Redemption proceeds per share (94.50/100 of $7.84)	$7.41
Class C Shares:
Net asset value per share ($68,412,483 ÷ 8,737,633 shares outstanding), no par value, unlimited shares authorized	$7.83
Offering price per share	$7.83
Redemption proceeds per share (99.00/100 of $7.83)	$7.75

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
11

Statement of Operations

Six Months Ended September 30, 2011 (unaudited)

Investment Income:
Interest		$13,623,000
Expenses:
Investment adviser fee (Note 5)	$1,421,228
Administrative fee (Note 5)	257,876
Custodian fees	18,097
Transfer and dividend disbursing agent fees and expenses	392,333
Directors'/Trustees' fees	3,559
Auditing fees	11,750
Legal fees	3,095
Portfolio accounting fees	86,607
Distribution services fee (Note 5)	389,397
Shareholder services fee (Note 5)	824,022
Account administration fee (Note 2)	231
Share registration costs	25,427
Printing and postage	25,993
Insurance premiums	2,820
Miscellaneous	2,970
TOTAL EXPENSES	3,465,405
Waiver of administrative fee (Note 5)	(6,604)
Net expenses		3,458,801
Net investment income		10,164,199
Realized and Unrealized Gain on Investments:
Net realized gain on investments		9,611,965
Net change in unrealized appreciation of investments		2,917,629
Net realized and unrealized gain on investments		12,529,594
Change in net assets resulting from operations		$22,693,793

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2011	Year Ended 3/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,164,199	$24,166,543
Net realized gain on investments	9,611,965	2,965,947
Net change in unrealized appreciation/depreciation of investments	2,917,629	(5,104,988)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,693,793	22,027,502
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,190,820)	(22,761,926)
Class B Shares	(487,643)	(1,968,822)
Class C Shares	(1,020,796)	(2,360,003)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,699,259)	(27,090,751)
Share Transactions:
Proceeds from sale of shares	41,722,075	119,869,741
Net asset value of shares issued to shareholders in payment of distributions declared	9,044,520	20,406,489
Cost of shares redeemed	(90,706,271)	(195,322,399)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,939,676)	(55,046,169)
Change in net assets	(28,945,142)	(60,109,418)
Net Assets:
Beginning of period	674,900,462	735,009,880
End of period (including undistributed (distributions in excess of) net investment income of $(1,463,359) and $71,701, respectively)	$645,955,320	$674,900,462

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
13

Notes to Financial Statements

September 30, 2011 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

14

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report

15

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended September 30, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$231

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Semi-Annual Shareholder Report

16

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar-Roll Transactions

The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Semi-Annual Shareholder Report

17

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at September 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$186	$140
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$345,837	$348,948
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999 - 5/25/1999	$178,676	$133,205
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$749,811	$401,033

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 9/30/2011		Year Ended 3/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,080,599	$31,941,303	10,323,502	$80,878,063
Shares issued to shareholders in payment of distributions declared	1,000,086	7,813,503	2,165,961	16,922,844
Shares redeemed	(7,628,349)	(59,683,765)	(15,887,311)	(124,188,623)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,547,664)	$(19,928,959)	(3,397,848)	$(26,387,716)
	Six Months Ended 9/30/2011		Year Ended 3/31/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	268,325	$2,102,971	937,210	$7,354,257
Shares issued to shareholders in payment of distributions declared	54,385	424,824	218,492	1,708,931
Shares redeemed	(2,343,195)	(18,298,643)	(5,203,349)	(40,706,874)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,020,485)	$(15,770,848)	(4,047,647)	$(31,643,686)
Semi-Annual Shareholder Report
18

	Six Months Ended 9/30/2011		Year Ended 3/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	980,736	$7,677,801	4,033,424	$31,637,421
Shares issued to shareholders in payment of distributions declared	103,205	806,193	227,246	1,774,714
Shares redeemed	(1,627,439)	(12,723,863)	(3,903,063)	(30,426,902)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(543,498)	$(4,239,869)	357,607	$2,985,233
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,111,647)	$(39,939,676)	(7,087,888)	$(55,046,169)

4. FEDERAL TAX INFORMATION

At September 30, 2011, the cost of investments for federal tax purposes was $714,464,384. The net unrealized appreciation of investments for federal tax purposes was $30,097,839. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,725,918 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,628,079.

At March 31, 2011, the Fund had a capital loss carryforward of $48,632,738 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$2,002,214
2013	$10,382,357
2014	$4,881,984
2015	$21,792,738
2017	$726,216
2018	$8,847,229

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Semi-Annual Shareholder Report

19

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.25% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,604 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Semi-Annual Shareholder Report

20

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$126,498
Class C Shares	$262,899
TOTAL	$389,397

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2011, FSC retained $70,740 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2011, FSC retained $12,781 in sales charges from the sale of Class A Shares. FSC also retained $4,213 of CDSC relating to redemptions of Class A Shares, $15,951 relating to redemptions of Class B Shares and $923 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended September 30, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$694,421
Class B Shares	$42,166
Class C Shares	$87,435
TOTAL	$824,022

For the six months ended September 30, 2011, FSSC received $317,962 of fees paid by the Fund.

Semi-Annual Shareholder Report

21

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.95%, 1.70% and 1.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended September 30, 2011, were as follows:

Purchases	$19,531,841
Sales	$20,954,611

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2011, there were no outstanding loans. During the six months ended September 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2011, there were no outstanding loans. During the six months ended September 30, 2011, the program was not utilized.

Semi-Annual Shareholder Report

22

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report
23

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

24

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2011	Ending Account Value 9/30/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,034.50	$4.73
Class B Shares	$1,000	$1,031.80	$8.53
Class C Shares	$1,000	$1,031.90	$8.53
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.35	$4.70
Class B Shares	$1,000	$1,016.60	$8.47
Class C Shares	$1,000	$1,016.60	$8.47
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.93%
Class B Shares	1.68%
Class C Shares	1.68%
Semi-Annual Shareholder Report
25

Evaluation and Approval of Advisory Contract – May 2011

federated fund for u.s. government securities (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

26

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

27

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

28

and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report

29

reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
32

Federated Fund for U.S. Government Securities
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C704
Cusip 31420C803
Cusip 31420C886

8110105 (11/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
September 30, 2011

Share Class	Ticker
A	RRFAX
C	RRFCX
Institutional	RRFIX

Federated Real Return Bond Fund

Fund Established 2006

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2011 through September 30, 2011. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At September 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets[2]
U.S. Treasury Inflation-Protected Securities	97.7%
Derivative Contracts[3]	(0.9)%
Cash Equivalents[4]	2.5%
Other Assets and Liabilities — Net[5]	0.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.
Semi-Annual Shareholder Report

Portfolio of Investments

September 30, 2011 (unaudited)

Shares			Value
		MUTUAL FUNDS – 100.4%[1]
5,631,513		Federated Inflation-Protected Securities Core Fund	61,665,064
929,642	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.17%	929,642
		TOTAL INVESTMENTS — 100.4% (IDENTIFIED COST $60,801,232)[3]	62,594,706
		OTHER ASSETS AND LIABILITIES - NET — (0.4)%[4]	(251,172)
		TOTAL NET ASSETS — 100%	$62,343,534
1	Affiliated holdings.
2	7-Day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. Federated Inflation-Protected Securities Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2011	Year Ended March 31,				Period Ended 3/31/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.94	$10.80	$10.26	$10.91	$10.18	$10.00
Income From Investment Operations:
Net investment income	0.23	0.25[2]	0.20[2]	0.25[2]	0.59	0.07
Net realized and unrealized gain (loss) on investments and swap contracts	(0.07)	0.20	0.55	(0.45)	0.73	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.45	0.75	(0.20)	1.32	0.26
Less Distributions:
Distributions from net investment income	(0.23)	(0.31)	(0.21)	(0.32)	(0.59)	(0.08)
Distributions from net realized gain on investments	—	—	—	—	(0.00)[3]	—
Return of capital[4]	—	—	—	(0.13)[2]	—	—
TOTAL DISTRIBUTIONS	(0.23)	(0.31)	(0.21)	(0.45)	(0.59)	(0.08)
Net Asset Value, End of Period	$10.87	$10.94	$10.80	$10.26	$10.91	$10.18
Total Return[5]	1.45%	4.21%	7.33%	(1.83)%	13.48%	2.58%
Ratios to Average Net Assets:
Net expenses	0.70%[6]	0.70%	0.70%	0.70%	0.64%	0.70%[6]
Net investment income	4.02%[6]	2.31%	1.86%	2.54%	4.25%	1.58%[6]
Expense waiver/reimbursement[7]	0.70%[6]	0.98%	1.97%	2.95%	5.74%	17.28%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,005	$30,011	$24,543	$13,603	$4,289	$103
Portfolio turnover	17%	2%	7%	28%	66%	0%
1	Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2011	Year Ended March 31,				Period Ended 3/31/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.94	$10.80	$10.26	$10.91	$10.18	$10.00
Income From Investment Operations:
Net investment income	0.18	0.16[2]	0.10[2]	0.21[2]	0.53	0.02
Net realized and unrealized gain (loss) on investments and swap contracts	(0.06)	0.20	0.59	(0.45)	0.71	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.12	0.36	0.69	(0.24)	1.24	0.24
Less Distributions:
Distributions from net investment income	(0.19)	(0.22)	(0.15)	(0.28)	(0.51)	(0.06)
Distributions from net realized gain on investments	—	—	—	—	(0.00)[3]	—
Return of capital[4]	—	—	—	(0.13)[2]	—	—
TOTAL DISTRIBUTIONS	(0.19)	(0.22)	(0.15)	(0.41)	(0.51)	(0.06)
Net Asset Value, End of Period	$10.87	$10.94	$10.80	$10.26	$10.91	$10.18
Total Return[5]	1.07%	3.41%	6.77%	(2.23)%	12.69%	2.44%
Ratios to Average Net Assets:
Net expenses	1.45%[6]	1.45%	1.45%	1.45%	1.43%	1.44%[6]
Net investment income	3.27%[6]	1.47%	0.96%	2.08%	3.79%	0.84%[6]
Expense waiver/reimbursement[7]	0.70%[6]	1.00%	1.95%	3.05%	5.87%	17.28%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,441	$14,932	$16,353	$8,927	$5,477	$31
Portfolio turnover	17%	2%	7%	28%	66%	0%
1	Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2011	Year Ended March 31,				Period Ended 3/31/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.94	$10.80	$10.26	$10.91	$10.18	$10.00
Income From Investment Operations:
Net investment income	0.24	0.32[2]	0.29[2]	0.37[2]	0.59	0.08
Net realized and unrealized gain (loss) on investments and swap contracts	(0.07)	0.15	0.47	(0.55)	0.75	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.47	0.76	(0.18)	1.34	0.26
Less Distributions:
Distributions from net investment income	(0.24)	(0.33)	(0.22)	(0.34)	(0.61)	(0.08)
Distributions from net realized gain on investments	—	—	—	—	(0.00)[3]	—
Return of capital[4]	—	—	—	(0.13)[2]	—	—
TOTAL DISTRIBUTIONS	(0.24)	(0.33)	(0.22)	(0.47)	(0.61)	(0.08)
Net Asset Value, End of Period	$10.87	$10.94	$10.80	$10.26	$10.91	$10.18
Total Return[5]	1.58%	4.46%	7.48%	(1.69)%	13.74%	2.62%
Ratios to Average Net Assets:
Net expenses	0.45%[6]	0.45%	0.45%	0.45%	0.45%	0.45%[6]
Net investment income	4.33%[6]	2.95%	2.75%	3.69%	6.32%	1.83%[6]
Expense waiver/reimbursement[7]	0.70%[6]	0.94%	1.85%	3.11%	12.80%	17.28%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$20,897	$20,162	$4,115	$314	$284	$2,545
Portfolio turnover	17%	2%	7%	28%	66%	0%
1	Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2011 (unaudited)

Assets:
Total investments in affiliated holdings (Note 5), at value (identified cost $60,801,232)		$62,594,706
Cash		11,000
Receivable for shares sold		56,232
TOTAL ASSETS		62,661,938
Liabilities:
Payable for shares redeemed	$220,402
Payable for transfer and dividend disbursing agent fees and expenses	34,490
Payable for auditing fees	13,800
Payable for distribution services fee (Note 5)	9,155
Payable for shareholder services fee (Note 5)	16,022
Payable for printing and postage	17,246
Accrued expenses	7,289
TOTAL LIABILITIES		318,404
Net assets for 5,736,719 shares outstanding		$62,343,534
Net Assets Consist of:
Paid-in capital		$60,965,731
Net unrealized appreciation of investments		1,793,474
Accumulated net realized loss on investments and swap contracts		(531,046)
Undistributed net investment income		115,375
TOTAL NET ASSETS		$62,343,534
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($27,005,336 ÷ 2,485,261 shares outstanding), no par value, unlimited shares authorized		$10.87
Offering price per share (100/95.50 of $10.87)		$11.38
Redemption proceeds per share		$10.87
Class C Shares:
Net asset value per share ($14,440,984 ÷ 1,329,024 shares outstanding), no par value, unlimited shares authorized		$10.87
Offering price per share		$10.87
Redemption proceeds per share (99.00/100 of $10.87)		$10.76
Institutional Shares:
Net asset value per share ($20,897,214 ÷ 1,922,434 shares outstanding), no par value, unlimited shares authorized		$10.87
Offering price per share		$10.87
Redemption proceeds per share		$10.87

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended September 30, 2011 (unaudited)

Investment Income:
Dividends received from affiliated holdings (Note 5)			$1,623,313
Expenses:
Investment adviser fee (Note 5)		$136,840
Administrative fee (Note 5)		115,000
Custodian fees		3,554
Transfer and dividend disbursing agent fees and expenses		45,684
Directors'/Trustees' fees		926
Auditing fees		13,800
Legal fees		2,842
Portfolio accounting fees		33,475
Distribution services fee (Note 5)		56,132
Shareholder services fee (Note 5)		57,173
Share registration costs		21,127
Printing and postage		16,787
Insurance premiums		2,121
Miscellaneous		909
TOTAL EXPENSES		506,370
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(136,840)
Waiver of administrative fee	(22,158)
Reimbursement of other operating expenses	(78,446)
TOTAL WAIVERS AND REIMBURSEMENTS		(237,444)
Net expenses			268,926
Net investment income			1,354,387
Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized gain on investments in affiliated holdings			185,537
Net realized gain on swap contracts			100,795
Net change in unrealized appreciation of investments			(577,681)
Net change in unrealized appreciation of swap contracts			(34,261)
Net realized and unrealized loss on investments and swap contracts			(325,610)
Change in net assets resulting from operations			$1,028,777

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2011	Year Ended 3/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,354,387	$1,279,169
Net realized gain on investments and swap contracts	286,332	53,052
Net change in unrealized appreciation/depreciation of investments and swap contracts	(611,942)	897,421
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,028,777	2,229,642
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(633,582)	(814,575)
Class C Shares	(253,215)	(319,338)
Institutional Shares	(502,407)	(505,492)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,389,204)	(1,639,405)
Share Transactions:
Proceeds from sale of shares	13,657,090	40,817,869
Net asset value of shares issued to shareholders in payment of distributions declared	865,387	996,579
Cost of shares redeemed	(16,924,085)	(22,309,787)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,401,608)	19,504,661
Change in net assets	(2,762,035)	20,094,898
Net Assets:
Beginning of period	65,105,569	45,010,671
End of period (including undistributed net investment income of $115,375 and $150,192, respectively)	$62,343,534	$65,105,569

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

September 30, 2011 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Real Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income and real total returns.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid quarterly. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Semi-Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

At September 30, 2011, the Fund had no outstanding swap contracts. The average notional amount of swap contracts held by the Fund throughout the period was $4,615,385. This is based on amounts held as of each month-end throughout the fiscal period.

Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$100,795
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$(34,261)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 9/30/2011		Year Ended 3/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	534,880	$5,918,606	1,554,156	$16,964,514
Shares issued to shareholders in payment of distributions declared	35,998	392,482	47,454	512,659
Shares redeemed	(829,442)	(9,211,199)	(1,131,010)	(12,299,221)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(258,564)	$(2,900,111)	470,600	$5,177,952
	Six Months Ended 9/30/2011		Year Ended 3/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	190,006	$2,097,605	405,170	$4,404,227
Shares issued to shareholders in payment of distributions declared	18,853	205,734	21,058	227,199
Shares redeemed	(245,030)	(2,701,693)	(575,811)	(6,256,422)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(36,171)	$(398,354)	(149,583)	$(1,624,996)
Semi-Annual Shareholder Report

	Six Months Ended 9/30/2011		Year Ended 3/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	508,698	$5,640,879	1,783,822	$19,449,128
Shares issued to shareholders in payment of distributions declared	24,488	267,171	23,739	256,721
Shares redeemed	(453,284)	(5,011,193)	(346,083)	(3,754,144)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	79,902	$896,857	1,461,478	$15,951,705
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(214,833)	$(2,401,608)	1,782,495	$19,504,661

4. FEDERAL TAX INFORMATION

At September 30, 2011, the cost of investments for federal tax purposes was $60,801,232. The net unrealized appreciation of investments for federal tax purposes was $1,793,474. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,793,474.

At March 31, 2011, the Fund had a capital loss carryforward of $546,311 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2017	$47,776
2018	$113,308
2019	$385,227

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended September 30, 2011, the Adviser voluntarily waived $135,920 of its fee and voluntarily reimbursed $78,446 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2011, FAS waived $22,158 of its fee. The net fee paid to FAS was 0.271% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class C Shares	$56,132

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2011, FSC retained $5,844 of fees paid by the Fund. For the six months ended September 30, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2011, FSC retained $4,759 in sales charges from the sale of Class A Shares. FSC also retained $35 and $401, respectively of CDSC relating to redemptions of Class A Shares and Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended September 30, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$38,463
Class C Shares	18,710
TOTAL	$57,173

For the six months ended September 30, 2011, FSSC did not receive any fees paid by the Fund.

Semi-Annual Shareholder Report

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.70%, 1.45% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2011, the Adviser reimbursed $920. Transactions involving the affiliated holdings during the six months ended September 30, 2011, were as follows:

	Federated Inflation-Protected Securities Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 3/31/2011	5,336,990	1,576,348	799,167	7,712,505
Purchases/Additions	916,683	13,794,239	127,660	14,838,582
Sales/Reductions	622,160	14,440,945	926,827	15,989,932
Balance of Shares Held 9/30/2011	5,631,513	929,642	—	6,561,155
Value	$61,665,064	$929,642	$ —	$62,594,706
Dividend Income	$1,403,575	$1,107	$218,631	$1,623,313

Semi-Annual Shareholder Report

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Inflation-Protected Securities Core Fund (IPCORE), a portfolio of Core Trust, is to provide total return consistent with investment in inflation-protected securities. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. The financial statements of IPCORE for the six months ended June 30, 2011, are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 98.9% of its net assets at September 30, 2011. The financial statements of IPCORE should be read in conjunction with the Fund's financial statements. The valuation of the securities held by IPCORE is discussed in the notes to its financial statements.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2011, were as follows:

Purchases	$11,076,324
Sales	$12,781,679

7. risk of investing in underlying funds

Each of the underlying funds in which the Fund invests has its own investment risks, and these risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2011, there were no outstanding loans. During the six months ended September 30, 2011, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2011, there were no outstanding loans. During the six months ended September 30, 2011, the program was not utilized.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2011	Ending Account Value 9/30/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,014.50	$3.53
Class C Shares	$1,000	$1,010.70	$7.29
Institutional Shares	$1,000	$1,015.80	$2.27
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.50	$3.54
Class C Shares	$1,000	$1,017.75	$7.31
Institutional Shares	$1,000	$1,022.75	$2.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.70%
Class C Shares	1.45%
Institutional Shares	0.45%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited) –
Federated Inflation-Protected Securities Core Fund

At June 30, 2011, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	98.2%
Derivative Contracts[2]	(0.3)%
Cash Equivalents[3]	0.9%
Other Assets and Liabilities — Net[4]	1.2%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments – Federated Inflation-Protected Securities Core Fund

June 30, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury – 98.2%
		Treasury Securities – 98.2%
$7,083,978		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	7,428,215
5,098,095		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	5,582,414
2,912,952		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	3,172,728
4,413,730		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	5,080,617
5,904,256		U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	6,083,229
3,608,710		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	3,819,030
1,355,575		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	1,473,023
1,559,730		U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	1,673,542
7,298,644		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	8,033,355
979,432		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2013	1,041,412
1,316,388		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	1,473,120
4,259,255		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	4,592,509
4,175,150	[1]	U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	4,556,948
5,240,547		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	5,982,003
1,643,669		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,913,076
		TOTAL U.S. TREASURY (IDENTIFIED COST $58,702,628)	61,905,221
		Repurchase Agreement – 0.9%
583,000		Interest in $5,180,000,000 joint repurchase agreement 0.05%, dated 6/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,180,007,194 on 7/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,285,257,156. (AT COST)	583,000
		TOTAL INVESTMENTS — 99.1% (IDENTIFIED COST $59,285,628)[2]	62,488,221
		OTHER ASSETS AND LIABILITIES - NET — 0.9%[3]	580,960
		TOTAL NET ASSETS — 100%	$63,069,181

Semi-Annual Shareholder Report

At June 30, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[4] U.S. Treasury Note 10 Year Short Futures	290	$35,475,156	September 2011	$(179,854)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$61,905,221	$ —	$61,905,221
Repurchase Agreement	—	583,000	—	583,000
TOTAL SECURITIES	$ —	$62,488,221	$ —	$62,488,221
OTHER FINANCIAL INSTRUMENTS*	$(179,854)	$ —	$ —	$(179,854)
*	Other financial instruments include futures contracts.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Federated Inflation-Protected Securities Core Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2011	Year Ended December 31,				Period Ended 12/31/2006[1]
		2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.86	$10.78	$9.99	$10.60	$10.00	$10.00
Income From Investment Operations:
Net investment income (loss)	0.33	0.26[2]	0.22	0.50	0.58	(0.03)[2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.03	0.05	0.74	(0.46)	0.61	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.36	0.31	0.96	0.04	1.19	0.01
Less Distributions:
Distributions from net investment income	(0.27)	(0.23)	(0.17)	(0.54)	(0.58)	(0.00)[3,4]
Distributions from net realized gain on investments and futures contracts	—	—	—	(0.02)	(0.01)	(0.01)[4]
Distributions from return of capital[5]	—	—	—	(0.09)[2]	—	—
TOTAL DISTRIBUTIONS	(0.27)	(0.23)	(0.17)	(0.65)	(0.59)	(0.01)
Net Asset Value, End of Period	$10.95	$10.86	$10.78	$9.99	$10.60	$10.00
Total Return[6]	3.30%	2.89%	9.69%	0.14%	12.34%	0.13%
Ratios to Average Net Assets:
Net expenses	0.05%[7]	0.05%	0.05%	0.05%	0.05%	0.05%[7]
Net investment income (loss)	6.19%[7]	2.39%	2.21%	4.14%	5.68%	(1.69)% [7]
Expense waiver/reimbursement[8]	0.38%[7]	0.50%	1.04%	1.96%	7.79%	12.34%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$63,069	$62,420	$28,758	$17,241	$6,508	$2,400
Portfolio turnover	5%	52%	19%	129%	29%	25%

Semi-Annual Shareholder Report

1	Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Certain amounts have been reclassified to permit comparison, based on the final 2006 tax return. Net assets were not affected by this reclassification.
5	Represents a return of capital for federal income tax purposes.
6	Based on net asset value. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities –
Federated Inflation-Protected Securities Core Fund

June 30, 2011 (unaudited)

Assets:
Total investments in securities, at value (identified cost $59,285,628)		$62,488,221
Cash		969
Income receivable		452,625
Receivable for daily variation margin		149,531
TOTAL ASSETS		63,091,346
Liabilities:
Payable for custodian fees	$1,765
Payable for transfer and dividend disbursing agent fees and expenses	2,233
Payable for auditing fees	11,690
Payable for portfolio accounting fees	3,471
Payable for insurance premiums	2,187
Accrued expenses	819
TOTAL LIABILITIES		22,165
Net assets for 5,758,750 shares outstanding		$63,069,181
Net Assets Consist of:
Paid-in capital		$61,701,955
Net unrealized appreciation of investments and futures contracts		3,022,739
Accumulated net realized loss on investments and futures contracts		(2,052,650)
Undistributed net investment income		397,137
TOTAL NET ASSETS		$63,069,181
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$63,069,181 ÷ 5,758,750 shares outstanding, no par value, unlimited shares authorized		$10.95

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations –
Federated Inflation-Protected Securities Core Fund

Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Interest (net of TIPS deflation adjustment, if any)			$1,865,478
Dividends received from an affiliated holding (Note 5)			34
TOTAL INCOME			1,865,512
Expenses:
Administrative fee (Note 5)		$74,384
Custodian fees		4,286
Transfer and dividend disbursing agent fees and expenses		6,600
Directors'/Trustees' fees		1,502
Auditing fees		11,714
Legal fees		3,270
Portfolio accounting fees		21,434
Printing and postage		4,443
Insurance premiums		2,069
Miscellaneous		78
TOTAL EXPENSES		129,780
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(74,384)
Reimbursement of other operating expenses	(39,009)
TOTAL WAIVER AND REIMBURSEMENT		(113,393)
Net expenses			16,387
Net investment income			1,849,125
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			81,865
Net realized loss on futures contracts			(348,654)
Net change in unrealized appreciation of investments			1,334,031
Net change in unrealized appreciation of futures contracts			(989,176)
Net realized and unrealized gain on investments and futures contracts			78,066
Change in net assets resulting from operations			$1,927,191

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets –
Federated Inflation-Protected Securities Core Fund

	Six Months Ended (unaudited) 6/30/2011	Year Ended 12/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,849,125	$1,112,503
Net realized loss on investments and futures contracts	(266,789)	(599,842)
Net change in unrealized appreciation/depreciation of investments and futures contracts	344,855	736,670
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,927,191	1,249,331
Distributions to Shareholders:
Distributions from net investment income	(1,479,377)	(1,110,764)
Share Transactions:
Proceeds from sale of shares	4,600,000	33,800,000
Net asset value of shares issued to shareholders in payment of distributions declared	1,494	73,348
Cost of shares redeemed	(4,400,000)	(350,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	201,494	33,523,348
Change in net assets	649,308	33,661,915
Net Assets:
Beginning of period	62,419,873	28,757,958
End of period (including undistributed net investment income of $397,137 and $27,389, respectively)	$63,069,181	$62,419,873

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements –
Federated Inflation-Protected Securities Core Fund

June 30, 2011 (unaudited)

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. Currently, shares of the Fund are being offered for investment only to investment companies or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Semi-Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(179,854)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(348,654)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(989,176)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2011	Year Ended 12/31/2010
Shares sold	416,027	3,107,763
Shares issued to shareholders in payment of distributions declared	137	6,796
Shares redeemed	(406,520)	(32,130)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	9,644	3,082,429

4. FEDERAL TAX INFORMATION

At June 30, 2011, the cost of investments for federal tax purposes was $59,285,628. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $3,202,593. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,391,899 and net unrealized depreciation from investments for those securities having an excess of cost over value of $189,306.

Semi-Annual Shareholder Report

At December 31, 2010, the Fund had a capital loss carryforward of $956,729 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$860,636
2018	$96,093

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2011, the Adviser voluntarily reimbursed $39,009 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2011, FAS waived its entire fee of $74,384.

Semi-Annual Shareholder Report

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2011, were as follows:

Affiliate	Federated Government Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2010	1,606,375
Purchases/Additions	5,882,586
Sales/Reductions	7,488,961
Balance of Shares Held 6/30/2011	0
Value	$0
Dividend Income	$34

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2011, there were no outstanding loans. During the six months ended June 30, 2011, the program was not utilized.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited) –
Federated Inflation-Protected Securities Core Fund

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,033.00	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.55	$0.25
1	Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

FEDERATED real return bond fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Real Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C779
Cusip 31420C761
Cusip 31420C753

37635 (11/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
September 30, 2011

Share Class	Ticker
A	FRSAX
Institutional	FFRSX

Federated Floating Rate Strategic Income Fund

Fund Established 2010

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2011 through September 30, 2011. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At September 30, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Floating Rate Loans	66.8%
Trade Finance Agreements	13.5%
Corporate Debt Securities	10.0%
U.S. Government Agency Adjustable Rate Mortgage Securities	8.7%
Asset-Backed Security	0.3%
Cash Equivalents[3]	2.5%
Other Assets and Liabilities — Net[4]	(1.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments

September 30, 2011 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 8.7%
		Federal Home Loan Mortgage Corporation ARM – 5.9%
$516,507		FHLMC ARM 781523, 2.479%, 5/01/2034	540,095
1,462,189		FHLMC ARM 848194, 2.726%, 8/01/2035	1,541,133
578,994		FHLMC ARM 1H2662, 3.007%, 5/01/2036	607,718
		TOTAL	2,688,946
		Federal National Mortgage Association ARM – 2.8%
240,185		FNMA ARM 745059, 2.218%, 9/01/2035	250,090
323,607		FNMA ARM 881959, 2.335%, 2/01/2036	340,011
450,230		FNMA ARM 745551, 2.382%, 2/01/2036	471,866
184,701		FNMA ARM 810320, 2.562%, 4/01/2034	194,045
		TOTAL	1,256,012
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,949,497)	3,944,958
		Corporate Bonds – 9.3%
		Automotive – 0.4%
150,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	145,500
50,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	46,250
		TOTAL	191,750
		Consumer Cyclical - Automotive – 0.7%
300,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note — Sr. Note, Series 144A, 1.537%, 9/13/2013	299,879
		Consumer Products – 0.5%
250,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	236,875
		Food & Beverage – 1.0%
250,000	[1,2]	Aramark Corp., 8.625%, 5/1/2016	247,500
100,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.754%, 2/1/2015	93,000
100,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	103,750
		TOTAL	444,250
		Gaming – 1.0%
400,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	402,000
50,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	49,500
		TOTAL	451,500
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		Health Care – 2.5%
$400,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.778%, 6/1/2015	346,000
200,000	[1,2]	Universal Hospital Services, Inc., Sr. Secd. Note, Series 144A, 8.50%, 6/1/2015	195,750
400,000		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	398,000
200,000		Ventas Realty LP, Company Guarantee, 3.125%, 11/30/2015	197,989
		TOTAL	1,137,739
		Industrial - Other – 0.4%
200,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	191,000
		Lodging – 0.8%
350,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	347,375
		Media - Non-Cable – 0.7%
150,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	153,375
200,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	191,000
		TOTAL	344,375
		Paper – 0.1%
50,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	48,750
		Restaurants – 0.2%
100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.847%, 3/15/2014	89,500
		Retailers – 0.5%
200,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	193,000
50,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	42,750
		TOTAL	235,750
		Technology – 0.5%
213,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	218,325
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,428,976)	4,237,068
		FLOATING RATE LOAN – 1.1%
500,000		Ashland, Inc., Term Loan — 1st Lien, 3.75%, 8/23/2018 (IDENTIFIED COST $498,750)	497,187
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		MUTUAL FUNDS – 82.2%[3]
3,134,124		Federated Bank Loan Core Fund	30,463,689
350,653	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.17%	350,653
646,447		Federated Project and Trade Finance Core Fund	6,535,578
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $38,552,623)	37,349,920
		TOTAL INVESTMENTS — 101.3% (IDENTIFIED COST $47,429,846)[5]	46,029,133
		OTHER ASSETS AND LIABILITIES - NET — (1.3)%[6]	(575,821)
		TOTAL NET ASSETS — 100%	$45,453,312
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $1,570,129, which represented 3.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2011, these liquid restricted securities amounted to $1,570,129, which represented 3.5% of total net assets.
3	Affiliated holdings.
4	7-Day net yield.
5	The cost of investments for federal tax purposes amounts to $47,435,680.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

4

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$3,944,958	$ —	$3,944,958
Corporate Bonds	—	4,237,068	—	4,237,068
Floating Rate Loan	—	497,187	—	497,187
Mutual Funds	30,814,342	6,535,578	—	37,349,920
TOTAL SECURITIES	$30,814,342	$15,214,791	$ —	$46,029,133
1	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
5

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2011	Period Ended 3/31/2011[1]
Net Asset Value, Beginning of Period	$10.04	$10.07
Income From Investment Operations:
Net investment income	0.18	0.03
Net realized and unrealized loss on investments	(0.34)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	0.00[2]
Less Distributions:
Distributions from net investment income	(0.18)	(0.03)
Net Asset Value, End of Period	$9.70	$10.04
Total Return[3]	(1.59)%	0.02%
Ratios to Average Net Assets:
Net expenses	0.98%[4]	1.10%[4]
Net investment income	3.66%[4]	3.74%[4]
Expense waiver/reimbursement[5]	0.94%[4]	1.66%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,007	$6,231
Portfolio turnover	18%	8%[6]
1	Reflects operations for the period from February 23, 2011 (date of initial investment) to March 31, 2011.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from December 3, 2010 to March 31, 2011.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2011	Period Ended 3/31/2011[1]
Net Asset Value, Beginning of Period	$10.04	$10.00
Income From Investment Operations:
Net investment income	0.20	0.11
Net realized and unrealized gain (loss) on investments	(0.34)	0.04
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	0.15
Less Distributions:
Distributions from net investment income	(0.20)	(0.11)
Net Asset Value, End of Period	$9.70	$10.04
Total Return[2]	(1.42)%	1.47%
Ratios to Average Net Assets:
Net expenses	0.63%[3]	0.75%[3]
Net investment income	4.01%[3]	3.38%[3]
Expense waiver/reimbursement[4]	0.95%[3]	4.70%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,447	$13,236
Portfolio turnover	18%	8%
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to March 31, 2011.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities

September 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $37,349,920 of investments in affiliated holdings (Note 5) (identified cost $47,429,846)		$46,029,133
Cash		8,001
Income receivable		235,426
Receivable for shares sold		31,402
TOTAL ASSETS		46,303,962
Liabilities:
Payable for shares redeemed	$764,324
Income distribution payable	46,510
Payable for distribution services fee (Note 5)	1,637
Payable for shareholder services fee (Note 5)	3,949
Accrued expenses	34,230
TOTAL LIABILITIES		850,650
Net assets for 4,685,367 shares outstanding		$45,453,312
Net Assets Consist of:
Paid-in capital		$47,119,692
Net unrealized depreciation of investments		(1,400,713)
Accumulated net realized loss on investments		(253,193)
Distributions in excess of net investment income		(12,474)
TOTAL NET ASSETS		$45,453,312
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($19,006,556 ÷ 1,959,213 shares outstanding), no par value, unlimited shares authorized		$9.70
Offering price per share (100/98.00 of $9.70)		$9.90
Redemption proceeds per share		$9.70
Institutional Shares:
Net asset value per share ($26,446,756 ÷ 2,726,154 shares outstanding), no par value, unlimited shares authorized		$9.70
Offering price per share		$9.70
Redemption proceeds per share		$9.70

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Statement of Operations

Six Months Ended September 30, 2011 (unaudited)

Investment Income:
Dividends received from affiliated holdings (Note 5)			$749,124
Interest			158,685
TOTAL INCOME			907,809
Expenses:
Investment adviser fee (Note 5)		$117,256
Administrative fee (Note 5)		95,000
Custodian fees		4,140
Transfer and dividend disbursing agent fees and expenses		11,143
Auditing fees		14,333
Legal fees		2,389
Portfolio accounting fees		25,700
Distribution services fee (Note 5)		9,746
Shareholder services fee (Note 5)		24,364
Share registration costs		20,864
Printing and postage		15,317
Insurance premiums		2,100
Miscellaneous		412
TOTAL EXPENSES		342,764
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(117,256)
Waiver of administrative fee	(17,305)
Reimbursement of other operating expenses	(50,017)
TOTAL WAIVERS AND REIMBURSEMENTS		(184,578)
Net expenses			158,186
Net investment income			749,623
Realized and Unrealized Loss on Investments:
Net realized loss on investments (including realized loss of $(228,906) on sales of investments in affiliated holdings) (Note 5)			(249,967)
Net change in unrealized appreciation of investments			(1,407,438)
Net realized and unrealized loss on investments			(1,657,405)
Change in net assets resulting from operations			$(907,782)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2011	Period Ended 3/31/2011[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$749,623	$104,918
Net realized loss on investments	(249,967)	(3,226)
Net change in unrealized appreciation/depreciation of investments	(1,407,438)	6,725
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(907,782)	108,417
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(362,984)	(7,664)
Institutional Shares	(400,284)	(96,083)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(763,268)	(103,747)
Share Transactions:
Proceeds from sale of shares	45,576,821	21,180,631
Net asset value of shares issued to shareholders in payment of distributions declared	515,832	22,774
Cost of shares redeemed	(18,435,300)	(1,741,066)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,657,353	19,462,339
Change in net assets	25,986,303	19,467,009
Net Assets:
Beginning of period	19,467,009	—
End of period (including undistributed (distributions in excess of) net investment income of $(12,474) and $1,171, respectively)	$45,453,312	$19,467,009
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to March 31, 2011.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
10

Notes to Financial Statements

September 30, 2011 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Floating Rate Strategic Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

11

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report

12

monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2011, tax year 2011 is subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Semi-Annual Shareholder Report

13

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 9/30/2011		Period Ended 3/31/2011[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,650,773	$26,587,086	619,986	$6,227,422
Shares issued to shareholders in payment of distributions declared	34,725	343,479	718	7,207
Shares redeemed	(1,346,936)	(13,300,358)	(53)	(535)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,338,562	$13,630,207	620,651	$6,234,094
Semi-Annual Shareholder Report
14

	Six Months Ended 9/30/2011		Period Ended 3/31/2011[2]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,911,693	$18,989,735	1,490,316	$14,953,209
Shares issued to shareholders in payment of distributions declared	17,476	172,353	1,549	15,567
Shares redeemed	(521,523)	(5,134,942)	(173,357)	(1,740,531)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,407,646	$14,027,146	1,318,508	$13,228,245
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,746,208	$27,657,353	1,939,159	$19,462,339
1	Reflects operations for the period from February 23, 2011 (date of initial investment) to March 31, 2011.
2	Reflects operations for the period from December 3, 2010 (date of initial investment) to March 31, 2011.

4. FEDERAL TAX INFORMATION

At September 30, 2011, the cost of investments for federal tax purposes was $47,435,680. The net unrealized depreciation of investments for federal tax purposes was $1,406,547. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $98,673 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,505,220.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended September 30, 2011, the Adviser voluntarily waived $116,973 of its fee and voluntarily reimbursed $50,017 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report
15

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2011, FAS waived $17,305 of its fee. The net fee paid to FAS was 0.398% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.10% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class A Shares	$9,746

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2011, FSC did not retain any fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2011, FSC did not retain any sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended September 30, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$24,364

For the six months ended September 30, 2011, FSSC did not receive any fees paid by the Fund.

Semi-Annual Shareholder Report

16

Expense Limitation

Effective June 1, 2011, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.98% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2011, the Adviser reimbursed $283. Transactions involving affiliated holdings during the six months ended September 30, 2011, were as follows:

	Federated Bank Loan Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2011	1,207,290	577,581	271,039	2,055,910
Purchases/Additions	2,399,159	20,926,486	489,481	23,815,126
Sales/Reductions	472,325	21,153,414	114,073	21,739,812
Balance of Shares Held 9/30/2011	3,134,124	350,653	646,447	4,131,224
Value	$30,463,689	$350,653	$6,535,578	$37,349,920
Dividend Income	$615,315	$351	$133,458	$749,124

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2011, were as follows:

Purchases	$32,295,159
Sales	$6,752,480

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2011, there were no outstanding loans. During the six months ended September 30, 2011, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

17

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2011, there were no outstanding loans. During the six months ended September 30, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report
18

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

19

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2011	Ending Account Value 9/30/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$984.10	$4.86
Institutional Shares	$1,000	$985.80	$3.13
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.10	$4.95
Institutional Shares	$1,000	$1,021.85	$3.18
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.98%
Institutional Shares	0.63%

Semi-Annual Shareholder Report

20

Evaluation and Approval of Advisory Contract – May 2011

federated FLOATING RATE strategic income fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board also considered the compensation and benefits received by the Adviser. This included fees received or to be received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

21

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. Since the inception of the Fund, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board occurring since the Fund's inception, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract initially occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and Semi-Annual Shareholder Report

22

expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including information regarding the compensation and benefits Federated derives from its relationships with the other Federated funds. This information covers not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

Semi-Annual Shareholder Report

23

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many of the shareholders that have invested in the Fund since its inception may have done so on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

Semi-Annual Shareholder Report

24

The Board based its decision to approve the contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Semi-Annual Shareholder Report
25

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
26

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
27

Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C647
Cusip 31420C670

Q450752 (11/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 17, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 17, 2011